Derivative financial instruments - Sensitivity analysis (Details) - 12 months ended Dec. 31, 2018 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$) S/ / $ R$ / $ $ / T T	USD ($) S/ / $ R$ / $ $ / T T
Scenario II
Financial risk management
Decrease in risk assumption		(25.00%)	(25.00%)
Increase in risk assumption		25.00%	25.00%
Scenario III
Financial risk management
Decrease in risk assumption		(50.00%)	(50.00%)
Increase in risk assumption		50.00%	50.00%
Foreign exchange risk | BRL
Financial risk management
Quotation - price | R$ / $		0.2581	0.2581
Foreign exchange risk | BRL | Scenario I
Financial risk management
Increase in risk assumption		0.64%	0.64%
Impact on profit (loss) of increase in assumption	$ 703
Impacts on comprehensive income of increase in assumption	(48)
Foreign exchange risk | BRL | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	63,484
Impact on comprehensive income of decrease in assumption	(2,278)
Impact on profit (loss) of increase in assumption	(24,677)
Impacts on comprehensive income of increase in assumption	1,695
Foreign exchange risk | BRL | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	230,801
Impact on comprehensive income of decrease in assumption	(7,245)
Impact on profit (loss) of increase in assumption	(52,495)
Impacts on comprehensive income of increase in assumption	2,689
Foreign exchange risk | PEN
Financial risk management
Quotation - price | S/ / $		1.1482	1.1482
Foreign exchange risk | PEN | Scenario I
Financial risk management
Increase in risk assumption		1.00%	1.00%
Impact on profit (loss) of increase in assumption	112
Foreign exchange risk | PEN | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	(2,813)
Impact on profit (loss) of increase in assumption	2,813
Foreign exchange risk | PEN | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	(5,626)
Impact on profit (loss) of increase in assumption	5,626
Foreign exchange risk | Cash, cash equivalents and financial investments | BRL
Financial risk management
Net exposure			$ 94,603
Foreign exchange risk | Cash, cash equivalents and financial investments | PEN
Financial risk management
Net exposure			43,601
Foreign exchange risk | Loans and financing | BRL
Financial risk management
Net exposure			123,471
Foreign exchange risk | Derivative financial instruments | BRL
Financial risk management
Net exposure			$ 293,589
BRL - CDI interest rate risk
Financial risk management
Quotation - rate		6.40%	6.40%
BRL - CDI interest rate risk | Scenario I
Financial risk management
Increase in risk assumption		0.16%	0.16%
Impact on profit (loss) of increase in assumption	(183)
BRL - CDI interest rate risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	2,336
Impact on profit (loss) of increase in assumption	(2,180)
BRL - CDI interest rate risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	4,870
Impact on profit (loss) of increase in assumption	(4,243)
BRL - CDI interest rate risk | Cash, cash equivalents and financial investments
Financial risk management
Net exposure			$ 93,093
BRL - CDI interest rate risk | Loans and financing
Financial risk management
Net exposure			$ 27,724
BRL - CDI interest rate risk | Derivative financial instruments
Financial risk management
Net exposure | R$		R$ 1,056,922
USD - LIBOR interest rate risk
Financial risk management
Quotation - rate		2.81%	2.81%
USD - LIBOR interest rate risk | Scenario I
Financial risk management
Decrease in risk assumption		(0.06%)	(0.06%)
USD - LIBOR interest rate risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	(5)
Impact on comprehensive income of decrease in assumption	(4)
Impact on profit (loss) of increase in assumption	5
Impacts on comprehensive income of increase in assumption	4
USD - LIBOR interest rate risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	(11)
Impact on comprehensive income of decrease in assumption	(8)
Impact on profit (loss) of increase in assumption	10
Impacts on comprehensive income of increase in assumption	9
USD - LIBOR interest rate risk | Derivative financial instruments
Financial risk management
Net exposure			$ 681,817
US Dollar coupon interest rate risk
Financial risk management
Quotation - rate		3.31%	3.31%
US Dollar coupon interest rate risk | Scenario I
Financial risk management
Increase in risk assumption		0.26%	0.26%
Impact on profit (loss) of increase in assumption	(394)
US Dollar coupon interest rate risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	(1,627)
Impact on profit (loss) of increase in assumption	1,614
US Dollar coupon interest rate risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	(3,280)
Impact on profit (loss) of increase in assumption	3,225
US Dollar coupon interest rate risk | Derivative financial instruments
Financial risk management
Net exposure			$ 293,589
Zinc price risk
Financial risk management
Quotation - price | $ / T		2,511	2,511
Zinc price risk | Scenario I
Financial risk management
Increase in risk assumption		1.57%	1.57%
Impact on profit (loss) of increase in assumption	(1,919)
Impacts on comprehensive income of increase in assumption	466
Zinc price risk | Scenario II
Financial risk management
Impact on profit (loss) of decrease in assumption	30,499
Impact on comprehensive income of decrease in assumption	(7,401)
Impact on profit (loss) of increase in assumption	(30,499)
Impacts on comprehensive income of increase in assumption	7,401
Zinc price risk | Scenario III
Financial risk management
Impact on profit (loss) of decrease in assumption	60,999
Impact on comprehensive income of decrease in assumption	(14,802)
Impact on profit (loss) of increase in assumption	(60,999)
Impacts on comprehensive income of increase in assumption	$ 14,802
Zinc price risk | Derivative financial instruments
Financial risk management
Net exposure | T		271,586	271,586